Cash and stock-based compensation plans (Details) - Directors [Member] - Restricted Stocks [Member]	12 Months Ended
	Dec. 31, 2018 USD ($) NumberofShare shares	Dec. 31, 2017 USD ($) NumberofShare	Dec. 31, 2016 USD ($) NumberofShare
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of Shares, Outstanding at Beginning | NumberofShare	91,950	96,900	96,321
Number of Shares, Granted | NumberofShare	57,000	57,000	57,000
Number of Shares, Vested | NumberofShare	(45,300)	(61,950)	(56,421)
Number of Shares, Outstanding at End | NumberofShare	103,650	91,950	96,900
Number of Shares, Expected to vest | shares	103,650
Weighted average grand date fair value Outstanding at beginning | $	$ 27.40	$ 27.86	$ 30.62
Weighted average grand date fair value, Granted | $	28.70	27.80	24.14
Weighted average grand date fair value, Vested | $	28.07	28.50	28.80
Weighted average grand date fair value, Outstanding at End | $	$ 27.82	$ 27.40	$ 27.86